Condensed Financial Information of the Parent Company - Schedule of Unaudited Condensed Statements of Operations and Comprehensive Loss (Details) - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating loss:
General and administrative expenses	$ 411,987	$ (160,196)
Share of loss from subsidiaries	(13,335,871)	(5,617,007)	(6,437,328)
Total operating loss	(12,923,884)	(5,777,203)	(6,437,328)
Interest expense, net	(19,903)	(37,238)
Total other expense, net	(19,903)	(37,238)
Loss before income taxes	(12,943,787)	(5,814,441)	(6,437,328)
Income tax expense
Net loss attributable to Scage Future	(12,943,787)	(5,814,441)	(6,437,328)
Accretion of convertible redeemable preferred shares			(3,177,059)
Accretion for redeemable NCI		(1,851,388)
Net loss attributable to Scage Future’s ordinary shareholders	(12,943,787)	(7,665,829)	(9,614,387)
Other comprehensive loss:
Foreign currency translation difference	(369,439)	57,032	1,162,285
Total comprehensive loss attributable to Scage Future	(13,313,226)	(5,757,409)	(5,275,043)
Accretion of convertible redeemable preferred shares			(3,177,059)
Accretion for redeemable NCI		(1,851,388)
Comprehensive loss attributable to Scage Future’s ordinary shareholders	$ (13,313,226)	$ (7,608,797)	$ (8,452,102)